Debt - Future minimum principal payments (Details) - Promissory note - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Debt Instrument
2024 (remaining 3 months)	$ 391,271
2024	2,720,940	$ 1,156,550
2025	3,264,351	2,720,940
2026	872,073	3,264,351
2027		872,073
Total	7,248,635	8,013,914
Less: current portion	(2,326,050)	(1,156,550)
Promissory note, net of current portion	$ 4,922,585	$ 6,857,364